Scope of consolidation - Disclosure of detailed information for consideration transferred calculation (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Jan. 16, 2021 shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)		3,144,425,377	3,132,827,277
PSA | Treasury shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)				7,790,213
FCA | FCA's Equity Incentive Plan
Disclosure of detailed information about business combination [line items]
Number of other equity instruments vested in share-based payment arrangement (in shares)	7,195,225
FCA and PSA Merger
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares)				3,119,934,695
Deemed number of shares issued for business combination (in shares)				1,791,007,288
FCA and PSA Merger | PSA
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)				887,038,000
Number of shares outstanding, convertion ratio				1.742
Number of instruments or interests issued or issuable (in shares)				1,545,220,196
Percentage of equity interest on completion				49.53%
Number of equity instruments or interests issued or issuable, convertion ratio				1.742
Deemed number of shares issued for business combination (in shares)				887,038,000
FCA and PSA Merger | FCA
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)				1,574,714,499
Number of shares outstanding, convertion ratio				1
Number of instruments or interests issued or issuable (in shares)				1,574,714,499
Percentage of equity interest on completion				50.47%
Number of equity instruments or interests issued or issuable, convertion ratio				1.742
Deemed number of shares issued for business combination (in shares)				903,969,288